Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	6 Months Ended				12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Exchange Rates [Abstract]
Period-end spot rate	$ 1	¥ 7.2513	$ 1	¥ 6.6981	$ 1	¥ 6.8972
Average rate	$ 1	¥ 6.9283	$ 1	¥ 6.4791	$ 1	¥ 6.729